Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Significant accounting judgments, estimates and assumptions
3.	Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

3.1	Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Consolidation of a structured entity

As discussed in Note 1.2 above, based on the contractual terms, the Group assessed that the voting rights in Jining Yuchai are not the dominant factor in deciding who controls Jining Yuchai. Also, it is assessed that there is insufficient equity financing to allow Jining Yuchai to finance its activities without the non-equity financial support from Yuchai. Therefore, the Group concluded that Jining Yuchai is a structured entity under IFRS 10 and, through the contractual arrangements, has the power to exercise effective control and is able to direct the activities of Jining Yuchai that most significantly affect its economic performance, and has the exposure or rights to receive benefits from Jining Yuchai from its involvement. Therefore, Jining Yuchai was consolidated in the Group’s consolidated financial statements for financial year 2015 and 2016. In 2017, Yuchai acquired 100% equity interest of Jining Yuchai from the Purchaser, Jining Yuchai became a wholly owned subsidiary of the Group and consolidated in the Group’s consolidated financial statements for financial year 2017.

Derecognition of bills receivable

The Group sell bills receivable to banks on an ongoing basis depending on funding needs and money market conditions. While the buyer is responsible for servicing the receivables upon maturity of the bills receivable, Chinese law governing bills allows recourse to be traced to all the parties in the discounting process. In relation to the transfer of risks and rewards of the bills receivable when discounted, the management believes that the risks and rewards relating to the bills receivable are substantially transferred to the banks. Accordingly, bills receivable are derecognized, and a discount equal to the difference between the carrying value of the bills receivable and cash received is recorded in the statement of profit or loss. Please refer to Note 20.

Deferred tax assets

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. The carrying amounts of deferred tax assets as of December 31, 2016 and 2017 are RMB 308,207 and RMB 315,390 (US$49,829) respectively. If the Group was able to recognize all unrecognized deferred tax assets, profit would increase by RMB 182,726 (US$28,869) for year ended December 31, 2017 (2016: RMB 189,589).

3.2	Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the forecasts for the next eight to fifteen years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU being tested. The Group, based on its history of operations, believes that the adoption of forecast for more than five years is reasonable. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill recognized by the Group. The key assumptions used to determine the recoverable amount for the different CGUs and assets, including a sensitivity analysis, are disclosed and further explained in Note 6, Note 14 and Note 15.

Impairment of trade receivables

The Group makes impairment on trade receivables based on an assessment of the recoverability of trade receivables. Impairment is applied to trade receivables where events or changes in circumstances indicate that the balances may not be collectible. The identification of impairment requires the use of judgment and estimates. Judgment is required in assessing the ultimate realization of these receivables, including the current creditworthiness, past collection history of each customer and on-going dealings with them. Where the expectation is different from the original estimate, such difference will impact the carrying value of trade receivables and impairment loss in the period in which such estimate has been changed. The carrying amounts of impairment of trade receivables as of December 31, 2016 and 2017 were RMB 54,634 and RMB 43,775 (US$6,916) respectively.

Allowance for inventory obsolescence

Management reviews the inventory listing on a periodic basis. This review involves comparison of the carrying value of the inventory items with the respective net realizable value. The purpose is to ascertain whether an allowance is required to be made in the financial statements for any obsolete and slow-moving items. The carrying amounts of allowance for inventory obsolescence as at December 31, 2016 and 2017 were RMB 126,796 and RMB 106,895 (US$16,889) respectively.

Provision for product warranty

The Group recognizes a provision for product warranty in accordance with the accounting policy stated on Note 2.3(u). The Group has made assumptions in relation to historical warranty cost per unit of engines sold. The carrying amounts of the provision of product warranty as at December 31, 2016 and 2017 were RMB 238,850 and RMB 290,306 (US$45,866) respectively.

Withholding tax

The China’s Unified Enterprise Income Tax Law (“CIT law”) also provides for a tax of 10% to be withheld from dividends paid to foreign investors of PRC enterprises. This withholding tax provision does not apply to dividends paid out of profits earned prior to January 1, 2008. Beginning on January 1, 2008, a 10% withholding tax is imposed on dividends paid to the Company, as a non-resident enterprise, unless an applicable tax treaty provides for a lower tax rate and the Company will recognize a provision for withholding tax payable for profits accumulated after December 31, 2007 for the earnings that the Company does not plan to indefinitely reinvest in the PRC enterprises. The carrying amounts of deferred tax liabilities for withholding tax payable as of December 31, 2016 and 2017 are RMB 103,347 and RMB 100,572 (US$15,890) respectively.

The Company estimated the withholding tax by taking into consideration the dividend payment history of Yuchai and the operating cash flow needs of the Company.